PORTFOLIO OF INVESTMENTS – as of October 31, 2019 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks – 61.1% of Net Assets
	Aerospace & Defense – 0.4%
16	Axon Enterprise, Inc.(a)	$818
23	Moog, Inc., Class A	1,925
4	Raytheon Co.	849
11	Teledyne Technologies, Inc.(a)	3,626
36	United Technologies Corp.	5,169

		12,387

	Air Freight & Logistics – 0.9%
244	Expeditors International of Washington, Inc.	17,797
33	FedEx Corp.	5,038
38	United Parcel Service, Inc., Class B	4,377

		27,212

	Airlines – 0.2%
245	American Airlines Group, Inc.	7,365

	Auto Components – 0.4%
100	American Axle & Manufacturing Holdings, Inc.(a)	836
74	Aptiv PLC	6,627
15	BorgWarner, Inc.	625
111	Delphi Technologies PLC	1,355
21	Visteon Corp.(a)	1,954

		11,397

	Automobiles – 0.8%
804	Fiat Chrysler Automobiles NV	12,317
280	General Motors Co.	10,405

		22,722

	Banks – 4.2%
60	Ameris Bancorp	2,571
107	BancorpSouth Bank	3,282
635	Bank of America Corp.	19,856
111	BB&T Corp.	5,889
233	Cadence BanCorp	3,584
280	Citigroup, Inc.	20,121
121	Citizens Financial Group, Inc.	4,254
81	Columbia Banking System, Inc.	3,183
9	Comerica, Inc.	589
207	CVB Financial Corp.	4,301
187	Fulton Financial Corp.	3,190
74	Huntington Bancshares, Inc.	1,046
95	International Bancshares Corp.	3,891
175	KeyCorp	3,145
20	M&T Bank Corp.	3,131
326	People’s United Financial, Inc.	5,271
67	PNC Financial Services Group, Inc. (The)	9,829
127	Regions Financial Corp.	2,045
147	Trustmark Corp.	5,045

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
237	Wells Fargo & Co.	$12,236
51	Westamerica Bancorporation	3,367
39	Wintrust Financial Corp.	2,489
36	Zions Bancorp N.A.	1,745

		124,060

	Beverages – 1.9%
27	Brown-Forman Corp., Class B	1,769
317	Coca-Cola Co. (The)	17,254
49	Constellation Brands, Inc., Class A	9,326
387	Monster Beverage Corp.(a)	21,723
40	PepsiCo, Inc.	5,487

		55,559

	Biotechnology – 2.0%
17	AbbVie, Inc.	1,352
59	Amgen, Inc.	12,582
5	Biogen, Inc.(a)	1,494
102	BioMarin Pharmaceutical, Inc.(a)	7,467
19	Celgene Corp.(a)	2,053
45	Gilead Sciences, Inc.	2,867
14	Ligand Pharmaceuticals, Inc.(a)	1,523
52	Medicines Co. (The)(a)	2,730
79	Regeneron Pharmaceuticals, Inc.(a)	24,196
27	Repligen Corp.(a)	2,146
2	Vertex Pharmaceuticals, Inc.(a)	391

		58,801

	Building Products – 0.4%
192	Johnson Controls International PLC	8,319
15	Lennox International, Inc.	3,711

		12,030

	Capital Markets – 4.5%
2	Affiliated Managers Group, Inc.	160
10	Ameriprise Financial, Inc.	1,509
341	Bank of New York Mellon Corp. (The)	15,942
11	BlackRock, Inc.	5,079
331	Charles Schwab Corp. (The)	13,475
16	CME Group, Inc.	3,292
46	FactSet Research Systems, Inc.	11,662
66	Franklin Resources, Inc.	1,818
37	Goldman Sachs Group, Inc. (The)	7,895
7	Intercontinental Exchange, Inc.	660
31	Invesco Ltd.	521
77	Janus Henderson Group PLC	1,781
82	Legg Mason, Inc.	3,055
58	Moody’s Corp.	12,800
48	MSCI, Inc.	11,259
41	Northern Trust Corp.	4,087
32	S&P Global, Inc.	8,256

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
210	SEI Investments Co.	$12,583
247	State Street Corp.	16,319

		132,153

	Chemicals – 0.7%
12	DuPont de Nemours, Inc.	791
17	Ecolab, Inc.	3,265
41	HB Fuller Co.	2,001
29	Innospec, Inc.	2,649
4	International Flavors & Fragrances, Inc.	488
42	Linde PLC	8,331
35	Minerals Technologies, Inc.	1,731
20	Stepan Co.	1,954

		21,210

	Commercial Services & Supplies – 0.3%
38	Healthcare Services Group, Inc.	926
21	MSA Safety, Inc.	2,521
31	Tetra Tech, Inc.	2,712
14	Waste Management, Inc.	1,571

		7,730

	Communications Equipment – 0.7%
50	Ciena Corp.(a)	1,856
323	Cisco Systems, Inc.	15,346
27	InterDigital, Inc.	1,448
28	Lumentum Holdings, Inc.(a)	1,754
5	Motorola Solutions, Inc.	832

		21,236

	Construction & Engineering – 0.2%
95	AECOM(a)	3,801
118	Fluor Corp.	1,901

		5,702

	Consumer Finance – 0.9%
57	American Express Co.	6,685
197	Capital One Financial Corp.	18,370
33	Navient Corp.	455

		25,510

	Containers & Packaging – 0.2%
50	Ball Corp.	3,498
8	Crown Holdings, Inc.(a)	583
39	International Paper Co.	1,704
84	Owens-Illinois, Inc.	714

		6,499

	Distributors – 0.2%
31	Genuine Parts Co.	3,180

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
14	POOL CORP.	$2,904

		6,084

	Diversified Consumer Services – 0.1%
63	Service Corp. International	2,865

	Diversified Telecommunication Services – 0.1%
54	AT&T, Inc.	2,079
28	Verizon Communications, Inc.	1,693

		3,772

	Electric Utilities – 0.5%
101	American Electric Power Co., Inc.	9,533
14	Edison International	881
17	Eversource Energy	1,424
28	IDACORP, Inc.	3,013

		14,851

	Electrical Equipment – 0.2%
11	Acuity Brands, Inc.	1,373
31	Eaton Corp. PLC	2,700
19	Hubbell, Inc.	2,692

		6,765

	Electronic Equipment, Instruments & Components – 1.1%
53	Avnet, Inc.	2,097
22	Belden, Inc.	1,128
54	Cognex Corp.	2,781
12	Coherent, Inc.(a)	1,787
30	Corning, Inc.	889
11	Littelfuse, Inc.	1,931
10	Rogers Corp.(a)	1,355
140	TE Connectivity Ltd.	12,530
64	Trimble, Inc.(a)	2,550
96	Vishay Intertechnology, Inc.	1,934
13	Zebra Technologies Corp., Class A(a)	3,092

		32,074

	Energy Equipment & Services – 0.6%
33	Apergy Corp.(a)	831
46	Baker Hughes Co.	984
18	Core Laboratories NV	793
72	Halliburton Co.	1,386
68	National Oilwell Varco, Inc.	1,538
100	NexTier Oilfield Solutions, Inc.(a)	433
57	Oceaneering International, Inc.(a)	807
50	Oil States International, Inc.(a)	713
282	Schlumberger Ltd.	9,219
47	TechnipFMC PLC	927
84	U.S. Silica Holdings, Inc.	375

		18,006

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.1%
28	Activision Blizzard, Inc.	$1,569
46	Cinemark Holdings, Inc.	1,684
10	Electronic Arts, Inc.(a)	964
52	Netflix, Inc.(a)	14,945
3	Take-Two Interactive Software, Inc.(a)	361
9	Viacom, Inc., Class B	194
99	Walt Disney Co. (The)	12,862

		32,579

	Food & Staples Retailing – 0.2%
69	Kroger Co. (The)	1,700
173	SpartanNash Co.	2,266
8	Sysco Corp.	639
12	Walgreens Boots Alliance, Inc.	657

		5,262

	Food Products – 0.7%
57	Campbell Soup Co.	2,640
632	Danone S.A., Sponsored ADR	10,428
19	General Mills, Inc.	966
56	Hain Celestial Group, Inc. (The)(a)	1,324
3	Hershey Co. (The)	441
19	Ingredion, Inc.	1,501
12	J.M. Smucker Co. (The)	1,268
10	Kellogg Co.	635
61	Kraft Heinz Co. (The)	1,972
6	Mondelez International, Inc., Class A	315

		21,490

	Gas Utilities – 0.3%
57	New Jersey Resources Corp.	2,485
32	ONE Gas, Inc.	2,971
63	South Jersey Industries, Inc.	2,026

		7,482

	Health Care Equipment & Supplies – 0.8%
50	Alcon, Inc.(a)	2,964
5	Align Technology, Inc.(a)	1,261
1	Becton Dickinson & Co.	256
7	Boston Scientific Corp.(a)	292
6	Danaher Corp.	827
13	DENTSPLY SIRONA, Inc.	712
1	Edwards Lifesciences Corp.(a)	238
30	Globus Medical, Inc., Class A(a)	1,571
15	Haemonetics Corp.(a)	1,811
1	Intuitive Surgical, Inc.(a)	553
103	Meridian Bioscience, Inc.	1,008
23	Merit Medical Systems, Inc.(a)	475
31	STERIS PLC	4,389
1	Stryker Corp.	216
39	Varian Medical Systems, Inc.(a)	4,712

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
20	West Pharmaceutical Services, Inc.	$2,877

		24,162

	Health Care Providers & Services – 1.8%
31	Acadia Healthcare Co., Inc.(a)	930
10	Amedisys, Inc.(a)	1,285
3	Anthem, Inc.	807
22	BioTelemetry, Inc.(a)	866
72	Centene Corp.(a)	3,822
7	Chemed Corp.	2,757
4	Cigna Corp.	714
214	CVS Health Corp.	14,207
27	Encompass Health Corp.	1,728
49	HCA Healthcare, Inc.	6,543
25	Henry Schein, Inc.(a)	1,565
23	Humana, Inc.	6,767
12	Laboratory Corp. of America Holdings(a)	1,977
111	MEDNAX, Inc.(a)	2,438
51	Patterson Cos., Inc.	874
19	Quest Diagnostics, Inc.	1,924
11	UnitedHealth Group, Inc.	2,780

		51,984

	Health Care Technology – 0.4%
109	Allscripts Healthcare Solutions, Inc.(a)	1,192
175	Cerner Corp.	11,746

		12,938

	Hotels, Restaurants & Leisure – 2.2%
9	Domino’s Pizza, Inc.	2,445
29	Dunkin’ Brands Group, Inc.	2,280
82	Hilton Worldwide Holdings, Inc.	7,951
17	Jack in the Box, Inc.	1,428
18	Marriott Vacations Worldwide Corp.	1,979
3	McDonald’s Corp.	590
351	MGM Resorts International	10,003
165	Starbucks Corp.	13,952
108	Wendy’s Co. (The)	2,287
364	Yum China Holdings, Inc.	15,470
70	Yum! Brands, Inc.	7,120

		65,505

	Household Durables – 0.3%
10	iRobot Corp.(a)	480
86	KB Home	3,069
64	Meritage Homes Corp.(a)	4,614
41	Tupperware Brands Corp.	395

		8,558

	Household Products – 1.0%
140	Colgate-Palmolive Co.	9,604

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – continued
169	Procter & Gamble Co. (The)	$21,042

		30,646

	Independent Power & Renewable Electricity Producers – 0.3%
66	AES Corp. (The)	1,125
44	Ormat Technologies, Inc.	3,369
104	Pattern Energy Group, Inc., Class A	2,915

		7,409

	Industrial Conglomerates – 0.4%
1,227	General Electric Co.	12,245

	Insurance – 1.4%
7	Aflac, Inc.	372
33	Allstate Corp. (The)	3,512
246	American International Group, Inc.	13,028
6	Brighthouse Financial, Inc.(a)	227
55	Chubb Ltd.	8,383
49	First American Financial Corp.	3,027
13	Hartford Financial Services Group, Inc. (The)	742
8	Lincoln National Corp.	452
23	Marsh & McLennan Cos., Inc.	2,383
13	MetLife, Inc.	608
57	Prudential Financial, Inc.	5,195
25	Travelers Cos., Inc. (The)	3,277

		41,206

	Interactive Media & Services – 2.9%
12	Alphabet, Inc., Class A(a)	15,105
26	Alphabet, Inc., Class C(a)	32,763
200	Facebook, Inc., Class A(a)	38,330
5	TripAdvisor, Inc.(a)	202

		86,400

	Internet & Direct Marketing Retail – 2.9%
150	Alibaba Group Holding Ltd., Sponsored ADR(a)	26,501
20	Amazon.com, Inc.(a)	35,533
8	Booking Holdings, Inc.(a)	16,390
233	eBay, Inc.	8,213

		86,637

	IT Services – 2.9%
79	Automatic Data Processing, Inc.	12,816
6	Cognizant Technology Solutions Corp., Class A	366
134	DXC Technology Co.	3,708
53	Gartner, Inc.(a)	8,166
8	International Business Machines Corp.	1,070
41	MasterCard, Inc., Class A	11,349
10	PayPal Holdings, Inc.(a)	1,041
146	Sabre Corp.	3,428
211	Visa, Inc., Class A	37,739

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
52	Western Union Co. (The)	$1,303
15	WEX, Inc.(a)	2,838

		83,824

	Leisure Products – 0.0%
66	Callaway Golf Co.	1,334

	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	295
9	IQVIA Holdings, Inc.(a)	1,300
6	Thermo Fisher Scientific, Inc.	1,812

		3,407

	Machinery – 2.6%
36	AGCO Corp.	2,761
299	Briggs & Stratton Corp.	2,204
96	Caterpillar, Inc.	13,229
56	Cummins, Inc.	9,659
94	Deere & Co.	16,369
47	Flowserve Corp.	2,295
48	ITT, Inc.	2,854
61	Kennametal, Inc.	1,888
38	Oshkosh Corp.	3,244
85	Parker-Hannifin Corp.	15,597
11	Proto Labs, Inc.(a)	1,067
48	Terex Corp.	1,322
42	Toro Co. (The)	3,239
5	Xylem, Inc.	383

		76,111

	Media – 1.3%
2	Cable One, Inc.	2,651
15	CBS Corp., Class B	541
34	Charter Communications, Inc., Class A(a)	15,907
300	Comcast Corp., Class A	13,446
21	Discovery, Inc., Series C(a)	530
20	Fox Corp., Class A	641
12	Interpublic Group of Cos., Inc. (The)	261
52	New York Times Co. (The), Class A	1,607
23	Omnicom Group, Inc.	1,775

		37,359

	Metals & Mining – 0.5%
87	Commercial Metals Co.	1,682
104	Newmont Goldcorp Corp.	4,132
10	Nucor Corp.	538
37	Reliance Steel & Aluminum Co.	4,293
24	Royal Gold, Inc.	2,771

		13,416

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 0.3%
59	Consolidated Edison, Inc.	$5,441
11	DTE Energy Co.	1,401
16	Sempra Energy	2,312

		9,154

	Multiline Retail – 0.1%
9	Macy’s, Inc.	136
14	Target Corp.	1,497

		1,633

	Oil, Gas & Consumable Fuels – 1.4%
315	Apache Corp.	6,823
1,565	Chesapeake Energy Corp.(a)	2,097
85	Concho Resources, Inc.	5,739
551	Denbury Resources, Inc.(a)	550
53	Diamondback Energy, Inc.	4,545
80	EOG Resources, Inc.	5,545
89	EQT Corp.	956
72	Green Plains, Inc.	888
52	Hess Corp.	3,419
116	Noble Energy, Inc.	2,234
42	ONEOK, Inc.	2,933
31	Valero Energy Corp.	3,006
46	World Fuel Services Corp.	1,922

		40,657

	Paper & Forest Products – 0.1%
36	Domtar Corp.	1,310
64	Louisiana-Pacific Corp.	1,871

		3,181

	Personal Products – 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	559

	Pharmaceuticals – 1.5%
1	Allergan PLC	176
13	Bristol-Myers Squibb Co.	746
46	Catalent, Inc.(a)	2,238
11	Eli Lilly & Co.	1,254
68	Merck & Co., Inc.	5,893
69	Novartis AG, Sponsored ADR	6,033
247	Novo Nordisk AS, Sponsored ADR	13,639
16	Perrigo Co. PLC	848
62	Pfizer, Inc.	2,379
302	Roche Holding AG, Sponsored ADR	11,361

		44,567

	Professional Services – 0.3%
38	Exponent, Inc.	2,414
14	Insperity, Inc.	1,479
39	Korn Ferry	1,431

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
23	ManpowerGroup, Inc.	$2,091
28	Nielsen Holdings PLC	564

		7,979

	Real Estate Management & Development – 0.1%
11	CBRE Group, Inc., Class A(a)	589
19	Jones Lang LaSalle, Inc.	2,784

		3,373

	REITs - Apartments – 0.4%
70	American Campus Communities, Inc.	3,499
3	AvalonBay Communities, Inc.	653
46	Camden Property Trust	5,261
6	Equity Residential	532
4	Essex Property Trust, Inc.	1,308
3	Mid-America Apartment Communities, Inc.	417

		11,670

	REITs - Diversified – 0.1%
5	Crown Castle International Corp.	694
4	Digital Realty Trust, Inc.	508
1	Equinix, Inc.	567
64	Weyerhaeuser Co.	1,869

		3,638

	REITs - Health Care – 0.2%
27	Ventas, Inc.	1,757
33	Welltower, Inc.	2,993

		4,750

	REITs - Hotels – 0.1%
96	Host Hotels & Resorts, Inc.	1,573

	REITs - Office Property – 0.6%
9	Boston Properties, Inc.	1,235
105	Corporate Office Properties Trust	3,112
118	Douglas Emmett, Inc.	5,112
158	Easterly Government Properties, Inc.	3,527
52	Kilroy Realty Corp.	4,364

		17,350

	REITs - Regional Malls – 0.1%
5	Macerich Co. (The)	137
10	Simon Property Group, Inc.	1,507

		1,644

	REITs - Storage – 0.0%
20	Iron Mountain, Inc.	656
2	Public Storage	446

		1,102

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Warehouse/Industrials – 0.3%
33	CyrusOne, Inc.	$2,352
86	Liberty Property Trust	5,080

		7,432

	Road & Rail – 0.5%
30	Genesee & Wyoming, Inc., Class A(a)	3,331
19	Kansas City Southern	2,675
27	Norfolk Southern Corp.	4,914
30	Ryder System, Inc.	1,459
16	Union Pacific Corp.	2,647

		15,026

	Semiconductors & Semiconductor Equipment – 2.6%
5	Advanced Micro Devices, Inc.(a)	170
60	Applied Materials, Inc.	3,256
37	Brooks Automation, Inc.	1,571
22	Cabot Microelectronics Corp.	3,325
40	Cirrus Logic, Inc.(a)	2,718
29	Cree, Inc.(a)	1,384
59	First Solar, Inc.(a)	3,056
226	Intel Corp.	12,776
6	Lam Research Corp.	1,626
7	Microchip Technology, Inc.	660
89	NVIDIA Corp.	17,891
187	QUALCOMM, Inc.	15,042
31	Silicon Laboratories, Inc.(a)	3,293
75	Texas Instruments, Inc.	8,849

		75,617

	Software – 2.6%
5	Adobe, Inc.(a)	1,390
139	Autodesk, Inc.(a)	20,483
24	Blackbaud, Inc.	2,015
33	Bottomline Technologies, Inc.(a)	1,351
11	Fair Isaac Corp.(a)	3,344
18	LogMeIn, Inc.	1,182
118	Microsoft Corp.	16,918
31	NortonLifeLock, Inc.	709
461	Oracle Corp.	25,120
28	PTC, Inc.(a)	1,874
21	Qualys, Inc.(a)	1,792
2	salesforce.com, inc.(a)	313

		76,491

	Specialty Retail – 0.8%
24	Aaron’s, Inc.	1,798
71	American Eagle Outfitters, Inc.	1,092
26	Asbury Automotive Group, Inc.(a)	2,681
11	Best Buy Co., Inc.	790
13	Five Below, Inc.(a)	1,627
28	Home Depot, Inc. (The)	6,568

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
18	Lithia Motors, Inc., Class A	$2,835
17	Lowe’s Cos., Inc.	1,897
20	Monro, Inc.	1,402
7	Tiffany & Co.	872
26	Williams-Sonoma, Inc.	1,737

		23,299

	Technology Hardware, Storage & Peripherals – 2.1%
203	Apple, Inc.	50,498
194	Hewlett Packard Enterprise Co.	3,184
146	HP, Inc.	2,536
66	NCR Corp.(a)	1,928
10	NetApp, Inc.	559
15	Seagate Technology PLC	870
5	Western Digital Corp.	258
32	Xerox Holdings Corp.	1,086

		60,919

	Textiles, Apparel & Luxury Goods – 0.7%
15	Deckers Outdoor Corp.(a)	2,294
15	Hanesbrands, Inc.	228
15	NIKE, Inc., Class B	1,343
3	PVH Corp.	261
27	Tapestry, Inc.	698
672	Under Armour, Inc., Class A(a)	13,877
61	Wolverine World Wide, Inc.	1,811

		20,512

	Thrifts & Mortgage Finance – 0.1%
228	New York Community Bancorp, Inc.	2,656

	Trading Companies & Distributors – 0.2%
50	Fastenal Co.	1,797
20	GATX Corp.	1,591
14	United Rentals, Inc.(a)	1,870
6	W.W. Grainger, Inc.	1,853

		7,111

	Water Utilities – 0.3%
45	American Water Works Co., Inc.	5,547
64	Aqua America, Inc.	2,901

		8,448

	Total Common Stocks (Identified Cost $1,742,539)	1,796,285

Principal Amount	Description	Value (†)
Bonds and Notes – 3.6%
	Agency Commercial Mortgage-Backed Securities – 0.0%
$1,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$1,019

	Automotive – 0.0%
1,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	1,017

	Banking – 0.8%
2,000	American Express Co., 3.700%, 8/03/2023	2,115
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,042
3,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	3,000
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,066
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,045
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,097
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,010
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,121
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,086
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,073
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,066
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	1,001
1,000	Santander UK PLC, 2.375%, 3/16/2020	1,001
1,000	SunTrust Bank, 2.250%, 1/31/2020	1,000
1,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	1,029

		22,752

	Construction Machinery – 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,018

	Consumer Cyclical Services – 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,068

	Electric – 0.1%
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,097

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Government Owned - No Guarantee – 0.1%
$2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	$2,919

	Health Insurance – 0.1%
1,000	Anthem, Inc., 4.101%, 3/01/2028	1,087
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,329

		2,416

	Healthcare – 0.1%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,087
2,000	McKesson Corp., 3.950%, 2/16/2028	2,125

		3,212

	Integrated Energy – 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,069
1,000	Chevron Corp., 1.961%, 3/03/2020	1,000
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,456

		3,525

	Midstream – 0.0%
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,065

	Mortgage Related – 0.8%
8,099	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	8,264
8,443	FNMA, 3.500%, with various maturities in 2049(c)	8,665
3,630	FNMA, 4.000%, 2/01/2049	3,762
1,810	FNMA, 4.500%, 5/01/2049	1,904

		22,595

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,037

	REITs - Office Property – 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,016

	Restaurants – 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,175

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – 0.2%
$1,000	Apple, Inc., 2.500%, 2/09/2025	$1,029
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,085
2,000	Oracle Corp., 2.950%, 5/15/2025	2,081
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,121

		6,316

	Treasuries – 0.8%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,065
2,000	U.S. Treasury Bond, 2.875%, 11/15/2046	2,288
3,000	U.S. Treasury Bond, 3.000%, 5/15/2045	3,491
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,173
1,000	U.S. Treasury Bond, 3.000%, 2/15/2049	1,179
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,372
2,000	U.S. Treasury Bond, 5.250%, 2/15/2029	2,615
1,000	U.S. Treasury Note, 1.125%, 9/30/2021	992
1,000	U.S. Treasury Note, 1.750%, 5/15/2023	1,008
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,026
1,000	U.S. Treasury Note, 2.125%, 12/31/2022	1,019
1,000	U.S. Treasury Note, 2.250%, 11/15/2025	1,038
1,000	U.S. Treasury Note, 2.250%, 11/15/2027	1,046
1,000	U.S. Treasury Note, 2.625%, 12/31/2023	1,044
1,000	U.S. Treasury Note, 2.625%, 2/15/2029	1,081
1,000	U.S. Treasury Note, 2.875%, 9/30/2023	1,051

		22,488

	Wireless – 0.1%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,276

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,096

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wirelines – continued
$1,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.258%, 5/15/2025(d)	$1,017

		3,113

	Total Bonds and Notes (Identified Cost $100,453)	104,124

Shares
Exchange-Traded Funds – 16.9%
5,131	iShares® ESG MSCI EAFE ETF	341,006
4,616	iShares® ESG MSCI Emerging Markets ETF	156,760

	Total Exchange-Traded Funds (Identified Cost $464,875)	497,766

Affiliated Mutual Funds – 18.9%
4,096	Mirova Global Green Bond Fund, Class N	43,625
43,224	Mirova International Sustainable Equity Fund, Class N	511,776

	Total Affiliated Mutual Funds (Identified Cost $511,595)	555,401

	Total Investments – 100.5% (Identified Cost $2,819,462)	2,953,576
	Other assets less liabilities – (0.5)%	(15,271)

	Net Assets – 100.0%	$2,938,305

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2019 is disclosed.

(c)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2019 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$38,205	$3,169	$42,300	$461	$465	$—	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	25,306	2,699	28,079	(227)	301	—	120
Mirova Global Green Bond Fund, Class N	76,434	17,199	54,301	684	3,609	43,625	534
Mirova International Sustainable Equity Fund, Class N	206,284	271,886	3,288	328	36,566	511,776	276

	$346,229	$294,953	$127,968	$1,246	$40,941	$555,401	$930

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,796,285	$—	$—	$1,796,285
Bonds and Notes*	—	104,124	—	104,124
Exchange-Traded Funds	497,766	—	—	497,766
Affiliated Mutual Funds	555,401	—	—	555,401

Total	$2,849,452	$104,124	$—	$2,953,576

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at October 31, 2019 (Unaudited)

Equity	95.4%
Fixed Income	5.1

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%